Retirement benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨) Funds	Mar. 31, 2021 USD ($) Funds	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of defined contribution and benefit schemes [line items]
Contribution to defined contribution plans			₨ 1,190	$ 16	₨ 840	₨ 722
Percentage of employee and employer contributions to Provident Fund as per Indian Provident Fund Act			12.00%	12.00%	12.00%
Percentage of employer contribution to family pension plan			8.33%	8.33%	8.33%	8.33%
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI			₨ (5)	$ 0	₨ (2,118)	₨ (403)
Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Actual return on plan assets			₨ 248	$ 3	₨ 289	₨ 228
Weighted average duration of the defined benefit obligation			14 years	14 years	14 years 3 months 18 days	14 years 8 months 12 days
Expected contribution to defined benefit obligations in 2021	₨ 524	$ 7
BMM BALCO Post-retirement Medical Benefit Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Net interest cost on obligation of post retirement medical benefits			₨ 861		₨ 786		$ 12
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI			(23)	$ 0	150	₨ 14
Current service cost of defined benefit obligation			10	0	13	11
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Net interest cost on obligation of post retirement medical benefits			64		61	48	$ 1
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Contribution to Defined benefit plan			482	7	471	₨ 678
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI			₨ 55	$ 1	₨ 1,524
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member]
Disclosure of defined contribution and benefit schemes [line items]
Number of retirement funds			2	2
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees up to supervisor grade [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund			10.50%	10.50%
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees other than Supervisors [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund			15.00%	15.00%
Skorpion Zinc Provident Fund [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund			9.00%	9.00%
Percentage of employee contribution to defined contribution fund			7.00%	7.00%
Description of type of plan			The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.
Description of nature of benefits provided by plan			The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.	The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.
Skorpion Zinc Provident Fund [member] | Top of range [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of additional contribution to defined contribution fund			12.00%	12.00%
AUSTRALIA | Employees under industrial agreement [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme			9.50%	9.50%
AUSTRALIA | Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme			12.50%	12.50%